Shareholders of Global Blue Group Holding AG	12 Months Ended
Mar. 31, 2025
Disclosure Of Shareholders Of Global Blue Group AG [Abstract]
Shareholders of Global Blue Group Holding AG	Issued capital and reserves
Number of shares authorized and issued

For the financial year ended March 31, 2025	Number of shares
(in thousand)	Ordinary shares	Preference shares A	Preference shares B	Total
Opening balance as of April, 2024	210,317.8	17,684.4	22,023.5	250,025.7
Issuance of preference shares B to CK Opportunities Wolverine Sarl (Paid-in-kind dividend)	—	—	1,101.2	1,101.2
Closing balance as of March 31, 2025	210,317.8	17,684.4	23,124.7	251,126.9
During the financial year ended March 31, 2025, 1,101,176 series B preference shares convertible into common shares, were issued in the Company and transferred to CK Opportunities Wolverine Sarl (“Certares”), in relation to the dividend-in-kind approved by the Company’s annual shareholders’ meeting on September 12, 2024.

For the financial year ended March 31, 2024	Number of shares
(in thousand)	Ordinary shares	Preference shares A	Preference shares B	Total
Opening balance as of April 1, 2023	201,226.9	17,684.4	21,176.5	240,087.7
Issuance of share capital Global Blue Group Holding A.G.	9,090.9	—	—	9,090.9
Issuance of preference shares B to CK Opportunities Wolverine Sarl (Paid-in-kind dividend)	—	—	847.1	847.1
Closing balance as of March 31, 2024	210,317.8	17,684.4	22,023.5	250,025.7
During the financial year ended March 31, 2024, 9,090,909 ordinary shares were issued in the Company based on the investment agreement with Tencent Mobility Limited (“Tencent”). Tencent subscribed for and received the aforementioned issued shares for EUR45.7 million (USD50.0 million). The transaction costs and stamp duties amounting to EUR3.6 million were deducted from other reserves in equity.
During the financial year ended March 31, 2024, 847,059 series B preference shares, convertible into common shares, were issued by the Company and transferred to CK Opportunities Wolverine Sarl (“Certares”), in relation to the dividend-in-kind approved by the Company’s September 14, 2023 annual shareholders’ meeting.

For the financial year ended March 31, 2023	Number of shares
(in thousand)	Ordinary shares	Preference shares A	Preference shares B	Total
Opening balance as of April 1, 2022	192,535.0	17,788.5	—	210,323.5
Issuance of share capital Global Blue Group Holding A.G.	8,587.8	—	21,176.5	29,764.3
Issuance of treasury shares by Global Blue Group Holding A.G.	104.1	—	—	104.1
Cancellation of preference shares by Global Blue Group Holding A.G.	—	(104.1)	—	(104.1)
Closing balance as of March 31, 2023	201,226.9	17,684.4	21,176.5	240,087.7
During the financial year ended March 31, 2023, 8,587,786 and 21,176,470 series B preference shares, convertible into ordinary shares, were issued in the parent company based on the investment agreement with Certares. Certares subscribed for and received the aforementioned issued shares for EUR215.2 million (USD225.0 million). The transaction costs and stamp duties amounting to EUR4.9 million were deducted from other reserves in equity.
During the financial year ended March 31, 2023, 104,135 ordinary shares were issued in the parent company and held in the custody of Global Blue Group II GmbH; and 104,135 series A preference shares were cancelled in the parent company and the reduction amount was allocated to the share premium.

Treasury shares

For the financial year ended March 31, 2025
	Number of shares (thousand)			Value (EUR thousand)
	Ordinary shares	Preference shares A	Total	Ordinary shares	Preference shares A	Total
Opening balance as of April 1, 2024	10,743.1	0.2	10,743.3	(108)	(3)	(111)
Vested RSA shares	(423.2)	—	(423.2)	4	—	4
Buy-back program	631.8	—	631.8	(7)		(7)
Closing balance as of March 31, 2025	10,951.6	0.2	10,951.9	(111)	(3)	(114)
During the financial year ended March 31, 2025, within the framework of the Company’s Management Incentive Plan, and more specifically under the Restricted Stock Award program, 423,234 ordinary shares vested and were transferred to the corresponding employees. The shares were transferred out of the treasury shares held in the custody of Global Blue Group II GmbH.
In August 2024, the Board of Directors approved an ordinary-shares repurchase program, subsequently amended in November 2024, for an amount of USD15 million until November 30, 2025 (the “buy-back program”). Within the framework of the buy-back program, during the financial year ended March 31, 2025, 631,765 ordinary shares were acquired by the Company.

For the financial year ended March 31, 2024
	Number of shares (thousand)			Value (EUR thousand)
	Ordinary shares	Preference shares A	Total	Ordinary shares	Preference shares A	Total
Opening balance as of April 1, 2023	11,371.1	0.2	11,371.4	(114)	(3)	(117)
Vested RSA shares	(628.0)	—	(628.0)	6	—	6
Closing balance as of March 31, 2024	10,743.1	0.2	10,743.3	(108)	(3)	(111)
During the financial year ended March 31, 2024, within the framework of the Company’s Management Incentive Plan, and more specifically under the Restricted Stock Award program, 628,045 ordinary shares vested and were transferred to the corresponding employees. The shares were transferred out of the treasury shares held in custody of Global Blue Group II GmbH.

For the financial year ended March 31, 2023
	Number of shares (thousand)			Value (EUR thousand)
	Ordinary shares	Preference shares A	Total	Ordinary shares	Preference shares A	Total
Opening balance as of April 1, 2022	12,995.0	104.4	13,099.4	(9,297)	(882)	(10,179)
Issuance of treasury shares by Global Blue Group Holding A.G.	104.1	—	104.1	(1)	—	(1)
Acquisition of treasury shares as at Vested RSA shares	(538.0)	—	(538.0)	5	—	5
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.)	(1,190.0)	—	(1,190.0)	9,179	—	9,179
Cancellation of preference shares A by Global Blue Group Holding A.G.	—	(104.1)	(104.1)	—	879	879
Closing balance as of March 31, 2023	11,371.1	0.2	11,371.4	(114)	(3)	(117)
During the financial year ended March 31, 2023, 104,135 ordinary shares were issued in the parent company and held initially in the custody of Global Blue Group II GmbH; and 538,044 ordinary shares vested and were transferred to the employees under the Company’s Restricted Stock Award program. The shares were transferred out of the treasury shares held in custody of Global Blue Group II GmbH.
During the financial year ended March 31, 2023, 1,189,977 ordinary shares were allocated by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.) to other employees, ex-employees and members of management; and 104,135 preference A shares were cancelled in the Company and the reduction amount was allocated to the general reserve.
Shareholders of Global Blue Group Holding AG

	Shareholders of Global Blue Group Holding AG
	as of March 31, 2025
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants
Silver Lake and Affiliates (1)	91,230,811	11,970,487	103,201,298	43.0%	6,548,415
Partners Group and Affiliates (2)	37,642,705	4,939,137	42,581,842	17.7%	2,701,935
CK Opportunities Wolverine Sarl	9,286,969	23,124,705	32,411,674	13.5%	—
Tencent Mobility Limited	18,181,818	—	18,181,818	7.6%	—
Ant Group	12,500,000	—	12,500,000	5.2%	—
GB Directors, Executive Management & Other Employees	7,639,107	616,223	8,255,330	3.4%	516,317
Other Shareholders	22,884,760	158,294	23,043,054	9.6%	20,969,283
Total excl. instruments held by the Group	199,366,170	40,808,846	240,175,016	100.0%	30,735,950
Treasury shares	10,951,622	236	10,951,858		—
Total incl. instruments held by the Group	210,317,792	40,809,082	251,126,874		30,735,950

	Shareholders of Global Blue Group Holding AG
	as of March 31, 2024
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants
Silver Lake and Affiliates (1)	91,230,811	11,970,487	103,201,298	43.1%	6,548,415
Partners Group and Affiliates (2)	37,642,705	4,939,137	42,581,842	17.8%	2,701,935
CK Opportunities Wolverine Sarl	9,286,969	22,023,529	31,310,498	13.1%	—
Tencent Mobility Limited	18,181,818	—	18,181,818	7.6%	—
Ant Group	12,500,000	—	12,500,000	5.2%	—
GB Directors, Executive Management & Other Employees	8,721,599	774,517	9,496,116	4.0%	516,317
Other Shareholders	22,010,799	—	22,010,799	9.2%	20,969,283
Total excl. instruments held by the Group	199,574,701	39,707,670	239,282,371	100.0%	30,735,950
Treasury shares	10,743,091	236	10,743,327		—
Total incl. instruments held by the Group	210,317,792	39,707,906	250,025,698		30,735,950

	Shareholders of Global Blue Group Holding AG
	as of March 31, 2023
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants
Silver Lake and Affiliates (1)	97,258,598	11,970,487	109,229,085	45.6%	6,548,415
Partners Group and Affiliates (2)	40,129,828	4,939,137	45,068,965	18.8%	2,701,935
CK Opportunities Wolverine Sarl	9,286,969	21,176,470	30,463,439	12.7%	—
Ant Group	12,500,000	—	12,500,000	5.2%	—
GB Directors, Executive Management & Other Employees	8,883,950	774,517	9,658,467	4.0%	516,317
Other Shareholders	21,796,402	—	21,796,402	9.1%	20,969,283
Total excl. instruments held by the Group	189,855,747	38,860,611	228,716,358	100.0%	30,735,950
Treasury shares	11,371,136	236	11,371,372		—
Total incl. instruments held by the Group	201,226,883	38,860,847	240,087,730		30,735,950

(1) - Corresponds to SL Globetrotter L.P.
(2) - Corresponds to Global Blue Holding LP (which is controlled by Silver Lake) and shares directly held by Partners Group
(3) - Excludes Treasury Shares

Global Blue Group Holding AG, an holding company incorporated in December 2019, became the ultimate parent of the Group as of August 28, 2020, as part of a capital reorganization; during the reorganization additional shares were issued with the increase of the share premium.
Ordinary shares
Holders of ordinary shares are entitled to dividends and are entitled to one vote per share at general meetings of the Company. From the financial year ended March 31, 2026 the preferential dividend will have to be first approved before approval of a dividend for ordinary shares to be granted.
For the financial year ended March 31, 2025, there was no change in the conditions for the ordinary shares; please refer to Note 22 for details.
Preference shares
Preference shares Series A
Holders of these shares are entitled to dividends and are entitled to one vote per share at general meetings of the Company. In addition, the holders are entitled to preferential dividends beginning in the financial year ending March 31, 2026, at a rate of 8% with an increase by 1% each year thereafter.
Given that no preference dividend is owed to Series A holders and no preference dividend has currently been approved by shareholders, no adjustment has been made to basic earnings per share related to the Series A preferred shares.
Based on the terms of the Series A preference shares, management has determined that they should be classified as equity.
Put Option
Preference shares can be exchanged 1:1 for ordinary shares at any time at the shareholder´s election. The exchange will take place no earlier than 25 days, and no later than 65 days after the exercise of the put option.
Call Option
The Company can exercise a call option with 20 days notice to exchange the Series A preference shares 1:1 for ordinary shares.
The call option can only be exercised if (i) the 30-day Volume-Weighted Average Price (“VWAP”) of the ordinary shares is at least USD18.00 per share and (ii) no blackout or lockup is in effect.
Redemption
The Company may redeem the Series A preference shares for cash or ordinary shares at the shareholder’s election on or after August 28, 2025 or on a change of control (if earlier).
The redemption right can only be exercised if the 30-day VWAP of the ordinary shares is at least USD10.00 or the value attributable on such change of control is USD10.00.
Liquidation
Each holder of preference shares is entitled to a priority share of the liquidation proceeds up to USD10.00 per share. The remainder is distributed to the holders of the ordinary shares.
For the financial year ended March 31, 2025, there was no change in the conditions for the Put/Call Options, redemption or liquidation of the Series A preference shares.
Preference shares Series B
During the financial year ended March 31, 2023, 21,176,470 preference shares Series B (“Series B shares”) were issued based on the investment agreement with CK Opportunities Wolverine Sarl (“Certares”), and these shares have the same voting and other rights as the ordinary shares.
The holders of these shares are entitled to a non-cumulative dividend compounded annually and paid in kind, in the form of newly-issued preference shares in an amount equal to 5% of the number of preference shares, less any converted already and to be cancelled; this dividend is subject to the Board of Directors’ (the “Board”) and shareholders’ approval.
During the financial year ended March 31, 2025, 1,101,176 Series B shares were issued by the Company and transferred to Certares, in relation to the dividend-in-kind approved by the Company’s September 12, 2024 shareholders annual meeting (847,059 during the financial year ended March 31, 2024).
In addition, the holders of these shares are entitled to the same dividend or distributions as on the ordinary shares, if approved by the general meeting, calculated as if the preferred shares had been converted into ordinary shares.
Based on the terms of the Series B preference shares, management has determined that they should be classified as equity.
Call Option
The Company has the right to exercise entirely at its discretion a call option on or after June 13, 2027. The Company has the discretion to redeem the options in cash or to convert to ordinary shares on a 1:1 ratio.
Put Option
Upon a change of control, Certares has the right to:
•convert the Series B preference shares into ordinary shares on a cashless basis on a 1:1 ratio; or
•in the event of a tender offer or other change of control transaction, Certares must receive the same offer as Silver Lake and the other holders unless the Company or another shareholder makes Certares an equivalent offer. The Company has the option and not an obligation to make an equivalent offer to Certares.
Conversion right
The Series B preference shares may be converted into ordinary shares at any time at the election of Certares from six months after June 13, 2022.
Forced conversion
The Company has the right to acquire all or any portion of the Series B preference shares in exchange for ordinary shares. This can be exercised entirely at the discretion of the Company on or after the June 13, 2023 if the 40-days VWAP of the ordinary shares is at least USD6.80 per share or on a change of control. As of March 31, 2025 the Company has not exercised the aforementioned right in accordance with the transaction with Shift4 Payments Inc. mentioned below.
Redemption
The Series B preference shares are only redeemable at the Company’s option.
Liquidation
Each holder of Series B preference shares is entitled to receive a liquidation preference dividend equal to the higher of USD8.50 and the amount that such preferred share would have received had it been converted into an ordinary share immediately prior to the liquidation.
Warrants
On August 28, 2020, 21,083,307 public warrants and 9,766,667 private warrants were issued for a total number of warrants (“Warrants”) of 30,849,974 at a fair value of EUR20.2 million.
The Warrants were issued in exchange for services provided by FPAC at the date of the merger. The Warrants were accounted for in accordance with IAS 32 as liability and were measured at the fair value of the equity instrument granted.
As of March 31, 2025, 30,735,950 warrants are outstanding with a fair value of EUR0.6 million; please refer to Note 31 for details of the movement in the number of warrants during the period.
For the financial year ended March 31, 2025, there was no change in the conditions for the Warrants; please refer to Note 31 for details.
The conditions for the Warrants are as listed below:
Public Warrants
Exercisability of Public Warrants
The public warrants became exercisable on September 30, 2020 (30 days after the closing), and expire on August 31, 2025 (the fifth anniversary of the closing).
Exercise Price
The public warrants represent the right to purchase one of the Company’s shares at a price of USD11.50 per share.
Adjustment
The exercise price and the number of the Company’s shares issuable on exercise of the public warrants will be adjusted in certain circumstances, including in the event of a share dividend, extraordinary dividend or the Company’s recapitalization, reorganization, merger or consolidation.
Fractional Shares
No fractional shares will be issued upon exercise of the public warrants (rounding shall be down to the nearest whole number of the Company Shares).
Redemption
By contrast, the Company may call the public warrants for redemption in certain circumstances where the closing price of the shares equals or exceeds USD18.00. The Company may only call public warrants for redemption:
•in whole and not in part;
•at a price of USD0.01 per warrant;
•upon not less than 30 days’ prior written notice of redemption to each warrant holder.
If the Company calls the public warrants for redemption as described above, it will have the option to require any holder that wishes to exercise its public warrant prior to such redemption to do so on a “cashless basis”.
Other
The public warrants may be amended with the approval of at least 50% of the then outstanding public warrants to make any other change that adversely affects the interests of the Warrant holders.
The Warrant holders do not have the rights or privileges of holders of the Company´s shares or any voting rights until they exercise their public warrants and receive the Company´s shares.
Private Warrants
Private-placement warrants have terms and provisions that are identical to those of the public warrants that become the Company Warrants described above, including as to exercise price, exercisability and exercise period, and adjustment. However, the private warrants will not be redeemable and may be exercised on a cashless basis.
The private warrants are transferable (and have been transferable since they became exercisable on September 30, 2020). Open Market Trades, Block Trades or Public Offerings of private warrants shall be carried out pursuant to the registration statement that has been declared effective by the SEC, together with any required supplementary disclosure or prospectus at the time.
Transaction Agreement
On February 16, 2025, Global Blue entered into a transaction agreement (the “Transaction Agreement”) with Shift4 Payments, Inc., a Delaware corporation (“Shift4”).
Pursuant to the Transaction Agreement, and upon the terms and subject to the conditions set forth therein, Shift4 formed a new wholly-owned Swiss limited liability company (“Merger Sub”), commenced a tender offer (the “Offer”) to acquire all of the outstanding (i) ordinary shares of Global Blue, at a price per share equal to USD7.50, (ii) preference shares Series A at a price per share equal to USD10.00, and (iii) preference shares Series B at a price per share equal to USD11.81.
Pursuant to the Transaction Agreement, Merger Sub’s obligation to accept for payment and pay for any Global Blue shares tendered pursuant to the Offer is subject to customary conditions, including that: (i) there be validly tendered and not properly withdrawn a number of Global Blues shares that would represent at least 90% of all the Global Blue shares; (ii) no governmental entity of competent jurisdiction in certain applicable jurisdictions shall have enacted or promulgated any law or order to prohibit, restrain, enjoin or make illegal the consummation of the Offer that remains in effect; (iii) certain required regulatory approvals shall have been obtained, received or deemed to have been received; (iv) the Transaction Agreement shall not have been terminated; (v) Global Blue shall have obtained a written confirmation of the Swiss Federal Tax Administration confirming that the transaction structure does not result in Swiss withholding tax being triggered or imposed on Global Blue or Merger Sub as a result of or in connection with the Merger; and (v) certain other customary conditions set forth in the Transaction Agreement.
Following the completion of the Offer and provided that at such time Shift4 directly or indirectly has acquired or controls at least 90% of the then outstanding Global Blue shares, Shift4 and Global Blue intend that a merger agreement to be entered into between Merger Sub and the Company pursuant to which the Company will be merged with and into Merger Sub, and Merger Sub will continue as the surviving entity.
At the effective time of the merger, each Global Blue share (other than Global Blue Shares owned by Shift4 or Merger Sub) that is not validly tendered and accepted pursuant to the Offer after the Acceptance Time will thereupon be cancelled by operation of law as of the deletion of Global Blue from the commercial register, and converted into the right to receive consideration equal to the applicable Offer Consideration for the Common Shares, Series A Shares and Series B Shares, and each Global Blue Share owned by Shift4 or Merger Sub will thereupon be deemed cancelled without any conversion thereof on the terms and subject to the conditions set forth in the Merger Agreement.
The transaction has no effects on the Group’s annual consolidated financial statements for the financial year ended March 31, 2025 and is expected to close by the third quarter of calendar year 2025.